Parent Company Only Condensed Financial Information (Tables) - Parent Company	12 Months Ended
Dec. 31, 2018
Condensed Balance Sheets

Condensed balance sheets

			As of December 31,
	Notes		2017	2018
			RMB	RMB	US$
ASSETS
Current assets
Cash and cash equivalents			845,632	590,470	85,880
Restricted cash			71,412	—	—
Short-term investments			548,873	150,990	21,961
Prepaid expenses and other current assets			131,834	98,337	14,303
Amount due from a related party	(b	)	26,137	—	—
Amounts due from subsidiaries	(b	)	4,285,743	5,062,149	736,259

Total current assets			5,909,631	5,901,946	858,403

Non-current assets
Investments in subsidiaries and Consolidated VIEs			1,259,455	1,364,685	198,485

Total non-current assets			1,259,455	1,364,685	198,485

Total assets			7,169,086	7,266,631	1,056,888

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables			70,504	56,656	8,241
Accounts payable			6,351	2,725	396
Interest payable			56,809	53,965	7,849
Amount due to a related party	(b	)	39,068	—	—
Amounts due to subsidiaries	(b	)	17,613	21,242	3,090

Total current liabilities			190,345	134,588	19,576

Non-current liabilities
Bonds payable	(d	)	1,929,208	2,037,836	296,391

Total non-current liabilities			1,929,208	2,037,836	296,391

Total liabilities			2,119,553	2,172,424	315,967

Shareholders’ equity:
Class A Ordinary shares (par value of US$0.00001 per share; 1,200,000,000 and 1,200,000,000 shares authorized; 496,636,128 and 499,706,628 shares issued and outstanding as of December 31, 2017 and 2018, respectively)			34	34	5
Class B Ordinary shares (par value of US$0.00001 per share; 300,000,000 and 300,000,000 shares authorized; 174,649,638 and 174,649,638 shares issued and outstanding as of December 31, 2017 and 2018, respectively)			12	12	2
Additional paid-in capital			8,980,407	9,141,494	1,329,574
Accumulated other comprehensive (loss) income			(2,673)	85,979	12,505
Accumulated deficit			(3,590,564)	(3,795,629)	(552,051)
Treasury stock			(337,683)	(337,683)	(49,114)

Total shareholders’ equity			5,049,533	5,094,207	740,921

Total liabilities and shareholders’ equity			7,169,086	7,266,631	1,056,888

Condensed Statements of Operations
Condensed	statements of operations

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Operating Expenses
General and administrative expenses	(124,450)	(145,890)	(65,949)	(9,592)
Changes in the fair value of contingent purchase consideration payables	93,307	(937)	13,905	2,022

Operating loss	(31,143)	(146,827)	(52,044)	(7,570)
Other loss	(169,915)	(95,210)	(262,186)	(38,134)
Share of (losses) profit from subsidiaries and Consolidated VIEs	(432,540)	(530,693)	109,165	15,877

Loss before income taxes	(633,598)	(772,730)	(205,065)	(29,827)
Income tax expense	—	—	—	—

Net loss	(633,598)	(772,730)	(205,065)	(29,827)

Condensed Statements of Comprehensive Loss
Condensed	statements of comprehensive loss

	For the years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB	US$
Net loss	(633,598)	(772,730)	(205,065)	(29,827)
Other comprehensive income (loss), net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	142,526	(120,963)	88,652	12,894

Other comprehensive income (loss), net of tax of nil:	142,526	(120,963)	88,652	12,894

Comprehensive loss	(491,072)	(893,693)	(116,413)	(16,933)

Comprehensive loss attributable to the Company’s ordinary shareholders	(491,072)	(893,693)	(116,413)	(16,933)

Condensed Statements of Cash Flows
Condensed	statements of cash flows

	For the years ended December 31,
	2016 (As adjusted)	2017 (As adjusted)	2018
	RMB	RMB	RMB	US$
Net cash used in operating activities	(78,567)	(18,324)	(166,068)	(24,154)
Net cash used in investing activities	(617,613)	(1,291,042)	(203,651)	(29,620)
Net cash generated from (used in) financing activities	2,254,577	(130,187)	43,145	6,275

Net increase (decrease) in cash and cash equivalents and restricted cash	1,558,397	(1,439,553)	(326,574)	(47,499)
Cash and cash equivalents and restricted cash at beginning of the year	798,200	2,356,597	917,044	133,379

Cash and cash equivalents and restricted cash at end of the year	2,356,597	917,044	590,470	85,880